Long-Term Debt - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Interest paid on long-term debt	$ 216	$ 222
Level 2 [Member]
Disclosure of detailed information about borrowings [Line Items]
Fair value of long-term debt	$ 5,078	$ 4,886